Leases (Direct Finance and Sales-type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 947	$ 1,018
Less: amounts representing estimated executory costs	(165)	(179)
Minimum lease payments receivable	782	839
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(443)	(487)
Net investment in direct finance and sales-type leases	522	535
Principal due within one year (included in "Receivables and other current assets")	19	18
Net investment in sales-type leases - long-term (included in "Other long-term assets")	41	42
Net Investment in direct finance leases - long-term	462	475
Future minimum lease payments to be received for each of the next five years and in aggregate thereafter
2022	78
2023	77
2024	79
2025	80
2026	78
Thereafter	555
Total minimum lease payments to be received	947	1,018
Less: executory costs	(165)	(179)
Minimum lease payments receivable	$ 782	$ 839